Equity-accounted investees (Details) - EUR (€) € in Thousands				1 Months Ended	5 Months Ended	12 Months Ended
	Aug. 04, 2022	Apr. 29, 2022	Dec. 31, 2020	May 31, 2023	May 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 28, 2022
Equity-accounted investees
Percentage of additional voting interest acquired		30.00%
Percentage of voting interests acquired		70.00%
Sportradar's share of loss from operations (49%)						€ (3,699)	€ (4,082)	€ (1,485)
Carrying amount of investment in associate							33,888
Payments to acquire ownership interest						€ 9,022	3,837
SportTech
Equity-accounted investees
Sportradar's share of loss from operations (49%)					€ (3,699)		3,985
Proportion of ownership interest in associate						49.00%
Carrying amount of investment in associate	€ 37,873			€ 30,189	€ 30,189		33,888
Pay paid for contribution to equity accounted investee	€ 27,900
Percentage of shares contributed	100.00%
Percentage of ownership interest in associate						49.00%
SportTech AG
Equity-accounted investees
Proportion of ownership interest in associate				49.00%		49.00%
Percentage of ownership interest in associate				49.00%		49.00%
SportTech AG | Bettech
Equity-accounted investees
Contribution of business to an associate	€ 10,000
NSoft Group
Equity-accounted investees
Sportradar's share of loss from operations (49%)							€ 100
Bettech Gaming (PTY) LTD
Equity-accounted investees
Percentage of voting interests acquired	100.00%
Contribution of business to an associate	€ 10,000
Pay paid for contribution to equity accounted investee	€ 27,900
Percentage of shares contributed	100.00%
Bettech Gaming (PTY) LTD | SportTech
Equity-accounted investees
Gain on contribution of shares						€ 3,000
Nsoft Group
Equity-accounted investees
Percentage of voting interest held before acquisition date in acquire											40.00%
Bayes Esports | Investments accounted for using equity method
Equity-accounted investees
Proportion of ownership interest in associate			42.60%							45.00%
Diluted Equity Interest Percentage									2.40%
Additional equity contribution									€ 1,300
Percentage of ownership interest in associate			42.60%							45.00%
Ringier
Equity-accounted investees
Percentage of ownership interest held by minority shareholders							51.00%